BUSINESS COMBINATION (Schedule of assets acquired and liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Business Acquisition [Line Items]
Goodwill	[1]	$ 169,534	$ 52,494
SBS [Member]
Business Acquisition [Line Items]
Cash and Cash equivalents		2,845
Trade receivables and contract assets		3,594
Inventories		10,365
Prepaid expenses and other current assets		30,468
Identified intangible assets		53,417
Goodwill		117,040
Operating lease right-of-use assets		498
Other long-term assets		1,838
Property and equipment, net		326
Total assets acquired		220,391
Accounts payable		16,233
Accrued expenses		7,317
Advances from customers and deferred revenues		53,720
Operating lease liabilities, current		430
Other current liabilities		3,340
Operating lease liabilities, non-current		105
Other long-term liabilities		271
Total liabilities assumed		81,416
Total purchase price consideration		$ 138,975

[1]	Net of accumulated impairment losses of $62,179.